Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Tantan Limited [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] Tantan Limited [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Qool Media Hong Kong Limited. [Member] CNY (¥)	Additional Paid-in Capital [Member] Tantan Limited [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	(Accumulated Deficit)/ Retained Earning [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Non-controlling Interests [Member] CNY (¥)	Non-controlling Interests [Member] Qool Media Hong Kong Limited. [Member] CNY (¥)
Balance at Dec. 31, 2015	¥ 3,034,115			¥ 250		¥ 3,920,890			¥ (402,267)	¥ (581,688)	¥ 96,930
Balance, Shares at Dec. 31, 2015 | shares				383,751,403
Net Income	978,969									978,969
Share-based compensation	210,839					210,839
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 2,108			¥ 4		2,104
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units | shares	5,197,032	5,197,032		5,197,032
Foreign currency translation adjustment	¥ 175,963										175,963
Balance at Dec. 31, 2016	4,401,994			¥ 254		4,133,833			(402,267)	397,281	272,893
Balance, Shares at Dec. 31, 2016 | shares				388,948,435
Net Income	2,144,463									2,148,098		¥ (3,635)
Share-based compensation	334,973					334,973
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 3,866			¥ 6		3,860
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units | shares	9,476,874	9,476,874		9,476,874
Addition in noncontrolling interest of a subsidiary	¥ 22,172											22,172
Foreign currency translation adjustment	(155,368)										(155,368)
Balance at Dec. 31, 2017	6,752,100			¥ 260		4,472,666			(402,267)	2,545,379	117,525	18,537
Balance, Shares at Dec. 31, 2017 | shares				398,425,309
Net Income	2,788,547	$ 405,577								2,815,775		(27,228)
Share-based compensation	494,036					398,493						95,543
Capital injection from noncontrolling interest shareholder of Ningbo Hongyi Equity Investment L.P.	22											22
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 5,285			¥ 7		5,278
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units | shares	10,122,318	10,122,318		10,122,318
Transfer of noncontrolling interest of QOOL HK							¥ (2,811)						¥ 2,811
Share issued connection with the acquisition of Tantan Limited	¥ 784,215	$ 122,350	¥ 784,215		¥ 3			¥ 784,212
Share issued connection with the acquisition of Tantan Limited, shares | shares					5,328,853
Foreign currency translation adjustment	198,654	28,893									196,039	2,615
Balance at Dec. 31, 2018	¥ 11,022,859	$ 1,603,209		¥ 270		¥ 5,657,838			¥ (402,267)	¥ 5,361,154	¥ 313,564	¥ 92,300
Balance, Shares at Dec. 31, 2018 | shares				413,876,480